Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity grant policies and practices
The company currently does not, and during 2025 did not grant stock options, stock appreciation rights, or similar option-like instruments under the 2024 Stock Incentive Plan and has no policies or practices to disclose pursuant to Item 402(x) of SEC Regulation S-K. In addition, the company does not schedule equity award grants in anticipation of the release of material, non-public information, nor does the company time the release of material non-public information based on equity grant dates.

Award Timing Method
The company currently does not, and during 2025 did not grant stock options, stock appreciation rights, or similar option-like instruments under the 2024 Stock Incentive Plan and has no policies or practices to disclose pursuant to Item 402(x) of SEC Regulation S-K. In addition, the company does not schedule equity award grants in anticipation of the release of material, non-public information, nor does the company time the release of material non-public information based on equity grant dates.